ACCUMULATED OTHER COMPREHENSIVE INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 7—ACCUMULATED OTHER COMPREHENSIVE INCOME

        The following table presents the change in accumulated other comprehensive income (loss) by component:

(In thousands)	Foreign Currency	Pension and Other Benefits	Unrealized Net Gain on Marketable Securities	Unrealized Net Gain from Equity Method Investees' Cash Flow Hedge	Total
Balance, December 31, 2014	$627	$5,564	$3,812	$2,841	$12,844

Other comprehensive income (loss) before reclassifications	976	701	825	(361)	2,141
Amounts reclassified from accumulated other comprehensive income	—	(10,875)	(4)	122	(10,757)

Other comprehensive income (loss)	976	(10,174)	821	(239)	(8,616)

Balance, March 31, 2015	$1,603	$(4,610)	$4,633	$2,602	$4,228

        The tax effects allocated to each component of other comprehensive loss during the three months ended March 31, 2015 is as follows:

(In thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount
Foreign currency translation adjustment	$1,600	$(624)	$976
Pension and other benefit adjustments:
Net loss arising during the period	(73)	28	(45)
Prior service credit arising during the period	1,223	(477)	746
Amortization of net gain included in net periodic benefit costs	(2,786)	1,087	(1,699)
Amortization of prior service credit included in net periodic benefit costs	(2,888)	1,126	(1,762)
Curtailment gain reclassified to net periodic benefit costs	(11,867)	4,628	(7,239)
Settlement gain reclassified to net periodic benefit costs	(288)	113	(175)
Unrealized net gain on marketable securities:
Unrealized net holding gain arising during the period	1,352	(527)	825
Net holding gain reclassified to investment income	(6)	2	(4)
Unrealized net gain (loss) from equity method investees' cash flow hedge:
Unrealized net holding loss arising during the period	(592)	231	(361)
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities	200	(78)	122

Other comprehensive loss	$(14,125)	$5,509	$(8,616)

        The following table presents the change in accumulated other comprehensive income (loss) by component:

(In thousands)	Foreign Currency	Pension and Other Benefits	Unrealized Net Gain on Marketable Securities	Unrealized Net Gain from Equity Method Investees' Cash Flow Hedge	Total
Balance, December 31, 2013	$(351)	$20,967	$1,216	$2,372	$24,204

Other comprehensive income (loss) before reclassifications	166	—	2,019	(32)	2,153
Amounts reclassified from accumulated other comprehensive income	—	(465)	(4)	131	(338)

Other comprehensive income (loss)	166	(465)	2,015	99	1,815

Balance, March 31, 2014	$(185)	$20,502	$3,231	$2,471	$26,019

        The tax effects allocated to each component of other comprehensive income during the three months ended March 31, 2014 is as follows:

(In thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount
Foreign currency translation adjustment	$272	$(106)	$166
Pension and other benefit adjustments:
Amortization of net gain included in net periodic benefit costs	(346)	135	(211)
Amortization of prior service credit included in net periodic benefit costs	(416)	162	(254)
Unrealized net gain on marketable securities:
Unrealized net holding gain arising during the period	3,310	(1,291)	2,019
Net holding gain reclassified to investment income	(7)	3	(4)
Unrealized net gain (loss) from equity method investees' cash flow hedge:
Unrealized net holding loss arising during the period	(53)	21	(32)
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities	215	(84)	131

Other comprehensive income	$2,975	$(1,160)	$1,815

        The following table presents details about amounts reclassified out of each component of accumulated other comprehensive income:

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014	Affected Line Item in the Consolidated Statements of Operations
Pension and other benefit adjustments:
Amortization of net gain included in net periodic benefit costs	$(2,786)	$(346)	General and administrative: Other
Amortization of prior service credit included in net periodic benefit costs	(2,888)	(416)	General and administrative: Other
Curtailment gain reclassified to net periodic benefit costs	(11,867)	—	General and administrative: Other
Settlement gain reclassified to net periodic benefit costs	(288)	—	General and administrative: Other

	(17,829)	(762)	Total before tax

	6,954	297	Tax expense

	$(10,875)	$(465)	Net of tax

Unrealized gains on marketable securities:
Net holding gain reclassified to investment income	$(6)	$(7)	Investment income

	(6)	(7)	Total before tax

	2	3	Tax expense

	$(4)	$(4)	Net of tax

Unrealized gain from equity method investees' cash flow hedge:
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities	$200	$215	Equity in (Earnings) Losses of Non-consolidated Entities

	200	215	Total before tax

	(78)	(84)	Tax benefit

	$122	$131	Net of tax

Total reclassifications	$(10,757)	$(338)	Net of tax

NOTE 18—ACCUMULATED OTHER COMPREHENSIVE INCOME

        The following table presents the changes in accumulated other comprehensive income by component, net of tax:

(In thousands)	Foreign Currency	Pension and Other Benefits (recorded in General and Administrative: Other)	Unrealized Gains on Marketable Securities (recorded in Investment Expense (Income))	Unrealized Gain from Equity Method Investees' Cash Flow Hedge (recorded in Equity in Earnings of Non-consolidated Entities)	Total
					(Successor)
Balance, December 31, 2013	$(351)	$20,967	$1,216	$2,372	$24,204

Other comprehensive income (loss) before reclassifications	978	(13,543)	2,627	(59)	(9,997)
Amounts reclassified from accumulated other comprehensive income	—	(1,860)	(31)	528	(1,363)

Net other comprehensive income (loss)	978	(15,403)	2,596	469	(11,360)

Balance, December 31, 2014	$627	$5,564	$3,812	$2,841	$12,844

Allocated tax (expense) benefit 2014	$(625)	$9,846	$(1,657)	$(300)	$7,264

(In thousands)	Foreign Currency	Pension and Other Benefits (recorded in General and Administrative: Other)	Unrealized Gains on Marketable Securities (recorded in Investment Expense (Income))	Unrealized Gain from Equity Method Investees' Cash Flow Hedge (recorded in Equity in Earnings of Non-consolidated Entities)	Total
					(Successor)
Balance, December 31, 2012	$(530)	$7,264	$1,913	$797	$9,444

Other comprehensive income (loss) before reclassifications	179	13,781	(1,622)	2,085	14,423
Amounts reclassified from accumulated other comprehensive income	—	(78)	925	(510)	337

Net other comprehensive income (loss)	179	13,703	(697)	1,575	14,760

Balance, December 31, 2013	$(351)	$20,967	$1,216	$2,372	$24,204

Allocated tax (expense) benefit 2013	$—	$15,224	$(1,081)	$1,389	$15,532